UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21184______

_______BlackRock Florida Municipal 2020 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—145.8%
			Florida—123.8%
NR	$ 100		Brandy Creek Cmnty. Dev. Dist. SA, Ser. B, 5.40%, 5/01/09	No Opt. Call	$ 100,136
AAA	6,150		Brd. of Ed. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,408,792
NR	4,785		Crossings at Fleming Island Cmnty. Dev. Dist. RB, 6.75%, 10/01/25	10/09 @ 102	4,931,947
AAA	1,095		Deltona Util. Sys. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,144,341
BBB	4,000		Escambia Cnty. Env. Impvt. RB, 5.75%, 11/01/27	11/13 @ 100	4,046,240
AAA	566		Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	608,696
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,033,826
AAA	1,000		Hillsborough Cnty. Sch. Brd. COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,033,650
AA	1,000		Lakeland Wtr. & Wstwtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,034,120
AAA	3,000		Lee Cnty. Transp. Fac. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,143,670
			Marco Island Util. Sys. RB,
AAA	2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,092,740
AAA	1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,436,957
AAA	1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,068,190
BB+	2,500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,791,100
AAA	4,695		Miami Dade Cnty. Edl. Facs. Auth. RB, Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,908,763
			Miami Dade Cnty. RB,
AAA	10,000		Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,752,100
AAA	7,560		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,793,686
AAA	5,365		Miami Dade Cnty., Spec. Oblig. RB, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,702,029
AAA	4,000		Mun. Loan Council RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,120,080
NR	3,740		No. Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	3,870,975
A+	4,450		Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,716,688
AAA	6,500		Palm Beach Cnty. Sch. Brd. COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,698,315
			Palm Coast Util. Sys. RB,
AAA	1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,852,075
AAA	1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,551,914
AAA	1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,567,590
AAA	2,760		Polk Cnty. Util. Sys. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,884,366
NR	4,615		Sterling Hill Cmnty. Dev. Dist. SA, 6.10%, 5/01/23	05/13 @ 101	4,736,374
NR	2,765		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	2,825,775
NR	1,220		Sumter Cnty. Indl. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,268,666
			Tohopekaliga Wtr. Auth. RB,
AAA	3,630		Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,800,683
AAA	3,810		Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	3,981,678
AAA	2,000		Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,090,120
AAA	1,975		Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,063,993
AAA	1,180		Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,233,171
NR	1,740		Vlg. Cmnty. Dev. Dist. Assmt. No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,812,401
			Vlg. Ctr. Cmnty. Dev. Dist. RB,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,370,950
NR3	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,102,060

					102,578,857

			Puerto Rico—22.0%
			Children’s Trust Fund Tobacco Settlement RB,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,069,123
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,805,865
			Pub. Fin. Corp. RB,
Aaa	3,740	[4]	Ser. E, 5.50%, 2/01/12	N/A	4,067,026
BBB-	1,260		Ser. E, 5.50%, 8/01/29	02/12 @ 100	1,321,853

					18,263,867

			Total Long-Term Investments (cost $116,311,731)		120,842,724

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			SHORT-TERM INVESTMENTS—9.5%
			Florida—5.0%
A-1+	$ 670	[5]	Jacksonville Hlth. Facs. Hosp. RB, Variable Baptist Med. Ctr. Proj., 3.14%, 4/03/06, FRDD	N/A	$ 670,000
A-1+	3,500	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, 3.18%, 4/03/06, AMBAC, FRDD	N/A	3,500,000

					4,170,000

			Puerto Rico—1.5%
A-1	300	[5]	Gov’t. Dev. Bank RB, 2.96%, 4/05/06, MBIA, FRWD	N/A	300,000
A-1	950	[5]	Hwy. & Transp. Auth. Transp. RB, Ser. A, 3.13%, 4/05/06, AMBAC, FRWD	N/A	950,000

					1,250,000

	Shares
	(000)

			MONEY MARKET FUND—3.0%
NR	2,450		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,450,000

			Total Short-Term Investments (cost $7,870,000)		7,870,000

			Total Investments—155.3% (cost $124,181,7316)		$128,712,724
			Other assets in excess of liabilities—3.7%		3,075,577
			Preferred shares at redemption value, including dividends payable—(59.0)%		(48,919,700)

			Net Assets Applicable to Common Shareholders—100%		$ 82,868,601

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[6]	Cost for Federal income tax purposes is $124,165,376. The net unrealized appreciation on a tax basis is $4,547,348, consisting of $4,548,174 gross unrealized appreciation and $826 gross unrealized depreciation.

     KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCRB	—	Pollution Control Revenue Bond
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond
			SA	—	Special Assesment

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Municipal 2020 Term Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006